Financial instruments (Details 1) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Cash and cash equivalents	$ 3,835	$ 7,191
Accounts receivable	4,817	5,298
Other assets	109	98
Accounts payable and accrued liabilities	(10,587)	(7,932)
Income taxes payable	(90)	(95)
Current portion of lease obligation	(464)	(368)
Lease obligation	(891)	(874)
Acquisition payable	(388)
Currency risk [member]
Statement [Line Items]
Cash and cash equivalents	2,797	4,882
Accounts receivable	3,445	3,658
Other assets	79	68
Accounts payable and accrued liabilities	(7,001)	(4,662)
Income taxes payable	(66)	(66)
Current portion of lease obligation	(173)	(103)
Lease obligation	(195)	(100)
Acquisition payable	(283)	0
Holdback payable	(62)	0
Financial assets and liabilities	$ (1,459)	$ 3,677